Leases (Details) - Schedule of lease expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Lease Expenses [Abstract]
Operating lease expenses	¥ 14,757	$ 2,203	¥ 11,129
Short-term lease expenses	7,346	1,097	2,740
Total	¥ 22,103	$ 3,300	¥ 13,869